As filed with the U.S. Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

777 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2018

Updated July 14, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2018

ClearShares OCIO ETF

Ticker: OCIO

ClearShares Ultra-Short Maturity ETF

Ticker: OPER

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds' reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

ClearShares ETFs

ClearShares ETFs

November 30, 2018

Dear Shareholder,

The ClearShares team is pleased to provide you with the ClearShares OCIO ETF (the "Fund," symbol: OCIO) semi-annual report. The OCIO ETF launched on June 27, 2017. This report reflects the Fund’s performance for the period of June 1, 2018 through November 30, 2018 (the "Period").

Performance for the Period was -2.71% measured in the market price of the Fund and -2.68% measured in the net asset value (NAV). By comparison, OCIO’s benchmark, 60% ACWI and 40% Bloomberg Barclay’s U.S. Aggregate, returned -1.65% for the Period.

The performance during the Period was affected by the sharp declines in global equities, particularly Emerging Markets and Europe. Emerging Market equities were negatively impacted by the combination of a rising US dollar, trade tensions between the US and China and the economic slowdown in China. European equities declined due to geo-political concerns regarding Italy’s budget, the UK “Brexit” negotiations and the region’s overall economic slowdown. US markets kept their head above water during this period, supported by strong GDP growth (Q3 growth of 3.5%) and stellar corporate earnings (S&P 500 Q3 earnings growth of 28.2%). Fixed income was volatile during the period, as it rallied, dropped and then rose again based on interest rate expectations per comments from the US Federal Reserve.

The OCIO ETF underperformed its benchmark due to an overweight in equities and an underweight in fixed income. On a look through basis, the portfolio’s allocation to Emerging Markets and European equities detracted from performance, as both regions declined while US domestic equities were higher. From a capitalization perspective, the market’s shift from supporting growth versus value has reversed as investors are “de-risking” and are seeking higher quality companies. As such, the overweight to small and mid-cap created a lag in performance versus large caps. The shorter duration of the portfolio hindered returns, as the sharp decline in risk assets has prompted a short rally in longer duration bonds.

The portfolio, as we approach the end of the year, is being re-positioned to take advantage of the rotation from growth to value, as well as the shift from small caps to large caps. In addition, due to the continued geo-political uncertainty surrounding Europe, we are reducing this exposure and seeking to increase equity positions in relatively cheap opportunities in the US and Emerging Markets. As we believe the US Federal Reserve will continue on its path of raising interest rates, we will retain a shorter duration versus the Bloomberg Barclay’s U.S. Aggregate.

The ClearShares team looks forward to serving your investment objectives and thanks you for your continued trust in the ClearShares OCIO ETF.

Sincerely,

Thomas Deegan
Chief Operating Officer

ClearShares ETFs

The opinions expressed are those of the Portfolio Manager and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus

Past performance is not indicative of future results.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may be only be acquired or redeemed from the Fund in creation units. Brokerage commissions will reduce returns. Additional risks include, but are not limited to investments in debt securities including high yield and mortgage and asset backed securities, foreign and emerging markets securities, REITs, MLPs, small-and mid-cap securities, and investment in other ETFs. The Fund invests in other investment companies and bears its proportionate share of fees and expenses of other investment companies. Please refer to the prospectus for additional risks of investing in the fund.

OCIO’s benchmark of 60% MSCI ACWI and 40% Bloomberg Barclay’s U.S. Aggregate is a benchmark that consists of 60% of the monthly return for the MSCI ACWI index plus 40% of the monthly return for the Bloomberg Barclay’s US Aggregate Index. The benchmark is rebalanced monthly.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance. It is not possible to invest directly in an index.

The MSCI ACWI captures large and mid-cap representation across 23 Developed Markets and 24 Emerging Markets countries. With 2,784 constituents, the index covers approximately 85% of the global investable equity opportunity set.

The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency).

Earnings growth is not a measure of the Fund’s future performance

The definition of duration in reference to Fixed Income is the measure of the sensitivity of the price of a security to a change in interest rates. Duration is expressed as a number of years.

ClearShares LLC is the investment adviser to ClearShares OCIO ETF. The ClearShares OCIO ETF is distributed by Quasar Distributors, LLC.

ClearShares ETFs

November 30, 2018

Dear Shareholder,

The ClearShares team is pleased to provide you with the ClearShares Ultra-Short Maturity ETF (the "Fund," symbol: OPER) semi-annual report. The OPER ETF launched on July 10, 2018. This report reflects the Fund’s performance for the period of July 10, 2018 through November 30, 2018 (the "Period").

Performance for the Period was 0.72% measured in the market price of the Fund and 0.72% measured in the net asset value (NAV).

The performance is in-line with expectations as the Fund holdings, which consists primarily of overnight and 7-day REPO contracts, will closely track changes in the Fed Funds Rate. In September, the Federal Reserve Open Markets Committee (FOMC) increased the Fed Funds Rate 25 basis points (bps) to a range of 2.00 - 2.25 percent. The FOMC has indicated there will likely be one more rate increase at the December meeting bringing the number of increases in 2018 to four and the target rate to 2.25 – 2.50 percent. This will be one full percent higher than the Fed Funds Rate seen at the beginning of the year.

At the FOMC meeting, Fed officials also estimated US gross domestic product would to rise 3.1 percent in 2018. This is an upward revision from the June projection of 2.8 percent. The forecast for 2019 was also increased by 0.1 percentage point to 2.5 percent. The continuation of robust economic growth in the US and historically low rates of unemployment, will prompt the Federal Reserve to pencil in at least two more rate hikes in 2019.

The September increase in rates was realized immediately by the Fund, as short-term REPO rates rose in-line with this 25bps increase. At of the close of November the 30 day SEC Yield for the ClearShares Ultra-Short Maturity ETF was 2.01%. We believe this trend is expected to continue in 2019, as interest rates should remain on their upward path.

The ClearShares team looks forward to serving your investment objectives and thanks you for your continued trust in the ClearShares Ultra-Short Maturity ETF (OPER).

Sincerely,

Thomas Deegan
Chief Operating Officer

ClearShares ETFs

The opinions expressed are those of the Portfolio Manager and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus

Past performance is not indicative of future results.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may be only be acquired or redeemed from the Fund in creation units. Brokerage commissions will reduce returns. The Fund invests in fixed income securities, that involves certain risks including call risk, credit risk, event risk, extension risk, interest rate risk & prepayment risk. Repurchase agreements may be construed to be collateralized loans by the Fund, and if so, the underlying securities relating to the repurchase agreement will only constitute collateral for the seller’s obligation to pay the repurchase price. If the seller defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. A seller failing to repurchase the security coupled with a decline in the market value of the security may result in the Fund losing money. The Fund may invest in repurchase agreements that are deemed illiquid due to having a term of more than seven days. Please refer to the prospectus for additional risks of investing in the fund.

Basis points are a unit of measure used to describe the percentage change in the value or rate of a financial instrument. One basis point is equivalent to 0.01% (1/100th of a percent) or 0.0001 in a decimal form.

ClearShares LLC is the investment adviser to ClearShares Ultra-Short Maturity ETF. The ClearShares ETFs are distributed by Quasar Distributors, LLC.

ClearShares ETFs

PORTFOLIO ALLOCATION
As of November 30, 2018 (Unaudited)

ClearShares OCIO ETF
Security Type	Percentage of Net Assets
Exchange-Traded Funds — Global Equity	65.5%
Exchange-Traded Funds — Fixed Income	30.5
Short-Term Investments	4.0
Investments Purchased with Proceeds From Securities Lending Collateral	13.2
Liabilities in Excess of Other Assets	-13.2
Total	100.0%

ClearShares Ultra-Short Maturity ETF
Security Type	Percentage of Net Assets
Repurchase Agreements	100.0%
Other Assets in Excess of Liabilities	0.0(a)
Total	100.0%

(a)	Less than 0.05%.

ClearShares OCIO ETF

SCHEDULE OF INVESTMENTS
November 30, 2018 (Unaudited)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 96.0%
	Global Equity — 65.5%
30,700	ARK Innovation ETF (a)	$1,364,615
103,737	First Trust NASDAQ Cybersecurity ETF (a)	2,640,107
42,195	Invesco KBW Bank ETF	2,218,191
71,587	iShares Core MSCI EAFE ETF	4,222,201
75,021	iShares Core MSCI Total International Stock ETF	4,196,675
17,635	iShares Core S&P 500 ETF	4,902,530
15,135	iShares Edge MSCI Min Vol USA ETF (a)	855,127
22,819	iShares Edge MSCI Multifactor Emerging Markets ETF	947,673
145,977	iShares Edge MSCI Multifactor International ETF	3,699,057
28,533	iShares Edge MSCI USA Momentum Factor ETF (a)	3,104,105
56,008	iShares Edge MSCI USA Value Factor ETF (a)	4,602,177
28,946	iShares MSCI Japan ETF	1,601,872
4,000	SPDR S&P 500 ETF Trust	1,102,600
87,135	Vanguard FTSE All-World ex-US ETF	4,219,948
99,282	Vanguard FTSE Developed Markets ETF	3,946,459
68,442	Vanguard FTSE Emerging Markets ETF	2,716,463
29,798	Vanguard Growth ETF	4,388,649
23,484	Vanguard Mid-Cap ETF	3,616,301
17,969	Vanguard Russell 1000 Growth ETF	2,636,951
19,298	Vanguard S&P 500 ETF	4,891,657
35,435	Vanguard Total Stock Market ETF (a)	5,008,737
37,625	Vanguard Value ETF	4,086,451
		70,968,546
	Fixed Income — 30.5%
49,339	Clearshares Ultra-Short Maturity ETF (a) (b) (c)	4,969,177
47,917	iShares Core Total USD Bond Market ETF (a)	2,333,558
38,894	iShares Core U.S. Aggregate Bond ETF	4,079,203
140,215	iShares iBonds Dec 2018 Term Corporate ETF	3,526,407
22,500	iShares iBonds Dec 2019 Term Corporate ETF	557,775
17,060	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	1,730,055
5,559	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	509,260
34,074	Vanguard Intermediate-Term Bond ETF (a)	2,728,987
50,337	Vanguard Short-Term Bond ETF (a)	3,930,313
43,509	Vanguard Short-Term Corporate Bond ETF	3,379,779
26,333	Vanguard Short-Term Treasury ETF	1,575,767

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

SCHEDULE OF INVESTMENTS
November 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS (Continued)
	Fixed Income — 30.5% (Continued)
48,761	Vanguard Total Bond Market ETF	$3,810,185
		33,130,466
	TOTAL EXCHANGE-TRADED FUNDS (Cost $103,400,187)	104,099,012

	SHORT-TERM INVESTMENTS — 4.0%
	Money Market Funds — 4.0%
4,296,225	Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 2.12% (d)	4,296,225
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,296,225)	4,296,225

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.2%
14,325,649	First American Government Obligations Fund, Class Z, 2.06% (d)	14,325,649
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,325,649)	14,325,649
	TOTAL INVESTMENTS — 113.2% (Cost $122,022,061)	122,720,886
	Liabilities in Excess of Other Assets — (13.2)%	(14,355,370)
	NET ASSETS — 100.0%	$108,365,516

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is out on loan as of November 30, 2018. Total value of securities out on loan is $14,106,710 or 13.0% of net assets.
(b)	Non-income producing security.
(c)	Affiliated Exchange-Traded Fund.
(d)	Annualized seven-day yield as of November 30, 2018.

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

SCHEDULE OF INVESTMENTS
November 30, 2018 (Unaudited)

Principal Amount	Security Description	Value
	REPURCHASE AGREEMENTS — 100.0%
	Bank of New York Mellon Repurchase Agreements — 100.0%
10,000,000	2.32%, dated 11/26/18, matures 12/03/18, repurchase price $10,004,511 (collateralized by various government agency obligations: Total Value $10,064,681) (a)	$10,000,000
10,000,000	2.32%, dated 11/27/18/18, matures 12/04/18, repurchase price $10,004,511 (collateralized by various government agency obligations: Total Value $10,303,816) (a)	10,000,000
5,175,000	2.32%, dated 11/28/18, matures 12/05/18, repurchase price $5,177,335 (collateralized by various government agency obligations: Total Value $5,331,966) (a)	5,175,000
	TOTAL REPURCHASE AGREEMENTS (Cost $25,175,000)	25,175,000
	TOTAL INVESTMENTS — 100.0% (Cost $25,175,000)	25,175,000
	Other Assets in Excess of Liabilities — 0.0% (b)	4,148
	NET ASSETS — 100.0%	$25,179,148

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs STATEMENTS OF ASSETS AND LIABILITIES November 30, 2018 (Unaudited)

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF
ASSETS
Investments in Securities, at Value (a)(b)	$122,720,886	$25,175,000
Cash	—	3,551
Interest Receivable	7,283	6,800
Securities Lending Income Receivable	10,456	—
Total Assets	122,738,625	25,185,351

LIABILITIES
Management Fees Payable	47,460	6,203
Collateral Received for Securities Loaned (See Note 4)	14,325,649	—
Total Liabilities	14,373,109	6,203

NET ASSETS	$108,365,516	$25,179,148

NET ASSETS CONSIST OF:
Paid-in Capital	$106,030,945	$25,003,835
Total Distributable Earnings	2,334,571	175,313
Net Assets	$108,365,516	$25,179,148

Net Asset Value (unlimited shares authorized):
Net Assets	$108,365,516	$25,179,148
Shares Outstanding (No Par Value)	4,200,000	250,000
Net Asset Value, Offering and Redemption Price per Share	$25.80	$100.72

(a) Identified Cost:
Investments in Securities	$122,022,061	$25,175,000
(b) Includes loaned securities with a value of	$14,106,710	$—

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs STATEMENTS OF OPERATIONS Period Ended November 30, 2018 (Unaudited)

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF (a)
INVESTMENT INCOME
Dividends	$1,200,040	$—
Securities Lending Income	79,742	—
Interest	33,658	203,891
Total Investment Income	1,313,440	203,891

EXPENSES
Management Fees	330,433	28,578
Total Expenses Before Waiver	330,433	28,578
Less Management Fees Waived (See Note 3)	(27,866)	—
Net Expenses	302,567	28,578

Net Investment Income	1,010,873	175,313

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Loss on:
Investments in Securities	(613,333)	—
Net Change in Unrealized Depreciation of:
Investments in Securities	(3,357,212)	—
Net Realized and Unrealized Loss on Investments	(3,970,545)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,959,672)	$175,313

(a)	The Fund commenced operations on July 10, 2018.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs STATEMENTS OF CHANGES IN NET ASSETS

	ClearShares OCIO ETF
	Period Ended November 30, 2018 (Unaudited)	Period Ended May 31, 2018 (a)
OPERATIONS
Net Investment Income	$1,010,873	$1,337,209
Net Realized Gain (Loss) on Investments	(613,333)	857,784
Change in Unrealized Appreciation (Depreciation) of Investments	(3,357,212)	4,056,037
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,959,672)	6,251,030

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(956,787	)(b)
Total Distributions to Shareholders	—	(956,787)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	107,384,195
Payments for Shares Redeemed	(1,353,250)	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	(1,353,250)	107,384,195
Net Increase (Decrease) in Net Assets	$(4,312,922)	$112,678,438

NET ASSETS
Beginning of period	$112,678,438	$—
End of Period	$108,365,516	$112,678,438	(d)

(a)	The Fund commenced operations on June 26, 2017.
(b)	This amount is comprised of only net investment income.
(c)	Summary of capital share transactions below.

	Shares	Shares
Shares Sold	—	4,250,000
Shares Redeemed	50,000	—
Net Increase (Decrease)	(50,000)	4,250,000

(d)	Includes accumulated undistributed net investment income of $364,004.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs STATEMENT OF CHANGES IN NET ASSETS

ClearShares Ultra-Short Maturity ETF
Period Ended November 30, 2018 (a) (Unaudited)
OPERATIONS
Net Investment Income	$175,313
Net Increase in Net Assets Resulting from Operations	175,313

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	25,003,835
Net Increase in Net Assets Derived from Capital Share Transactions (b)	25,003,835
Net Increase in Net Assets	25,179,148

NET ASSETS
Beginning of period	$—
End of Period	$25,179,148

(a)	The Fund commenced operations on July 10, 2018.
(b)	Summary of capital share transactions is as follows:

Shares
Shares Sold	250,000
Net Increase	250,000

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	ClearShares OCIO ETF
	Period Ended November 30, 2018 (Unaudited)		Period Ended May 31, 2018 (a)
Net Asset Value, Beginning of Period	$26.51		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (b) (c)	0.24		0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.95)		1.38
Total from Investment Operations	(0.71)		1.74

Less Distributions:
Distributions from Net Investment Income	—		(0.23)
Total Distributions	—		(0.23)

Net Asset Value, End of Period	$25.80		$26.51

Total Return	-2.68	%(d)	6.95	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000's)	$108,366		$112,678

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (Before Management Fees Waived) (e)	0.59	%(f)	0.75	%(f)
Expenses to Average Net Assets (After Management Fees Waived) (e)(g)	0.54	%(f)	0.55	%(f)
Net Investment Income to Average Net Assets (Before Management Fees Waived) (c)	1.75	%(f)	1.27	%(f)
Net Investment Income to Average Net Assets (After Management Fees Waived) (c)	1.80	%(f)	1.47	%(f)

Portfolio Turnover Rate (h)	11	%(d)	31	%(d)

(a)	The Fund commenced operations on June 26, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(d)	Not annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	See Note 3.
(h)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	ClearShares Ultra-Short Maturity ETF
	Period Ended November 30, 2018 (a) (Unaudited)
Net Asset Value, Beginning of Period	$100.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.72
Total from Investment Operations	0.72

Net Asset Value, End of Period	$100.72

Total Return	0.72	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000's)	$25,179

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.30	%(d)
Net Investment Income to Average Net Assets	1.84	%(d)

Portfolio Turnover Rate (e)	0	%(c)

(a)	The Fund commenced operations on July 10, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commissions (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares are registered under the Securities Act of 1933, as amended (the “Securities Act”). ClearShares OCIO ETF is a diversified “fund of funds” that seeks to outperform a traditional 60/40 mix of global equity and fixed-income investments and commenced operations on June 26, 2017. ClearShares Ultra-Short Maturity ETF seeks current income and commenced operations on July 10, 2018.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2018 (Unaudited) (Continued)

Short-term securities including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	–	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2018 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2018:

ClearShares OCIO ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$104,099,012	$—	$—	$104,099,012
Short-Term Investments	4,296,225	—	—	4,296,225
Investments Purchased with Proceeds From Securities Lending Collateral	14,325,649	—	—	14,325,649
Total Investments in Securities	$122,720,886	$—	$—	$122,720,886

ClearShares Ultra-Short Maturity ETF
Assets	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$25,175,000	$—	$25,175,000
Total Investments in Securities	$—	$25,175,000	$—	$25,175,000

^	See Schedule of Investments for further disaggregtion of investment categories.

For the period ended November 30, 2018, there were no transfers into or out of Level 3 for the Funds.

B.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from a Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such,

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2018 (Unaudited) (Continued)

the Funds must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

C.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns. The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the most recent completed fiscal year, the Funds did not incur any interest or penalties.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2018 (Unaudited) (Continued)

priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Funds is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These timing differences are primarily due to differing book and tax treatments for the redesignation of dividends. For the period ended May 31, 2018, following table shows the reclassifications made ClearShares OCIO ETF:

Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$(16,418)	$16,418	$—

During the period ended May 31, 2018, ClearShares OCIO ETF did not realize any net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash.

ClearShares Ultra-Short Maturity ETF commenced operations on July 10, 2018; therefore, no reclassifications of Capital Accounts are available as of May 31, 2018.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to November 30, 2018, that necessitated disclosures and/or adjustments.

J.

Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2018 (Unaudited) (Continued)

and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has decided to accept the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ClearShares LLC (“the Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act and the unified management fees payable to the Adviser. For services provided to the Funds, ClearShares OCIO ETF pays the Adviser 0.55%, and ClearShares Ultra-Short Maturity ETF pays the Adviser 0.30% at an annual rate based on the Funds’ average daily net assets. Prior to July 16, 2018, ClearShares OCIO ETF paid the Adviser 0.75% and contractually waived 20 basis points (0.20%) of its unified management fee for the Fund. For the period ended November 30, 2018, the Adviser’s management fee was reduced by $27,866 in ClearShares OCIO ETF. In addition, the Adviser has contractually agreed to waive the proportionate amount of the ClearShares OCIO ETF’s management fee as applied to the net assets of the Fund invested in an underlying fund for which the Adviser also serves as investment adviser at least through September 30, 2019. This arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2018 (Unaudited) (Continued)

activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

ClearShares OCIO ETF may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. ClearShares OCIO ETF receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. ClearShares OCIO ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of ClearShares OCIO ETF. ClearShares OCIO ETF has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of November 30, 2018, ClearShares OCIO ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. ClearShares OCIO ETF could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although ClearShares OCIO ETF is indemnified from this risk by contract with the Securities Lending Agent.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2018 (Unaudited) (Continued)

As of November 30, 2018, the values of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received
$ 14,106,710	$ 14,325,649

Fees and interest income earned on collateral investments and recognized by ClearShares OCIO ETF during the period ended November 30, 2018, were $79,742.

SECURED BORROWINGS

The following represents gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Money Markets	$14,325,649	$—	$—	$—	$14,325,649
Total Borrowings	$14,325,649	$—	$—	$—	$14,325,649

Due to the absence of a master netting agreement related to ClearShares OCIO ETF’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the period ended November 30, 2018, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
ClearShares OCIO ETF	$14,663,533	$11,970,130
ClearShares Ultra-Short Maturity ETF	$—	$—

During the period ended November 30, 2018, there were no in-kind transactions associated with creations for the period for either Fund. In-kind transactions associated with redemptions were as follows:

Sales
ClearShares OCIO ETF	$1,353,946
ClearShares Ultra-Short Maturity ETF	$—

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2018 (Unaudited) (Continued)

During the period ended November 30, 2018, there were no purchases or sales of U.S. Government securities in either Fund.

NOTE 6 – TRANSACTIONS WITH AFFILIATES

The ClearShares OCIO ETF’s transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund’s investment adviser.

ClearShares OCIO ETF had the following transaction during the period ended November 30, 2018 with affiliates:

	Share Activity
Security Name	Balance June 1, 2018	Purchases	Sales	Balance November 30, 2018
ClearShares Ultra-Short Maturity ETF	—	55,000	5,661	49,339

	Period Ended November 30, 2018
Security Name	Value	Dividend Income	Gain Realized on Sale of Shares	Net Change in Unrealized Appreciation on Investments in Affiliate
ClearShares Ultra-Short Maturity ETF	$4,969,177	$—	$2,165	$34,291

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2018 (Unaudited) (Continued)

NOTE 7 – INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of May 31, 2018 in ClearShares OCIO ETF, were as follows:

Tax cost of investments	$126,620,214
Gross tax unrealized appreciation	4,952,763
Gross tax unrealized depreciation	(914,692)
Net tax unrealized appreciation	4,038,071
Undistributed ordinary income	1,233,512
Undistributed long-term gain	22,660
Total distributable earnings	1,256,172
Other accumulated (loss)	—
Total accumulated gain (loss)	$5,294,243

The difference between book and tax-basis cost is attributable to wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At May 31, 2018, ClearShares OCIO ETF did not have any Post-October losses, late-year ordinary losses, or capital loss carryforwards.

The tax character of distributions paid by ClearShares OCIO ETF during the period ended May 31, 2018, was as follows:

Ordinary Income
$ 956,787

ClearShares Ultra-Short Maturity ETF commenced operations on July 10, 2018; therefore, there is no tax information as of May 31, 2018.

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Funds creates presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2018, there is one shareholder who owned, of record or beneficially, more than 25% of the ClearShares OCIO ETF shares and multiple shareholders who owned of record or beneficially, more than 25% of ClearShares Ultra-Short Maturity ETF shares.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2018 (Unaudited) (Continued)

NOTE 9 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE Arca”) Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation transaction fee for the Funds is $200 and $250 in ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF, respectively. The standard fixed redemption fee for the Funds is $250 payable to the Custodian. The fixed creation fee may be waived on certain orders if the Funds’ custodian has determined to waive some or all of the Creation Order costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. For the period ending November 30, 2018, there were no variable fees received in either Fund. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

ClearShares ETFs

EXPENSE EXAMPLE
For the Period Ended November 30, 2018 (Unaudited)

As a shareholder of ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ClearShares ETFs

EXPENSE EXAMPLE
For the Period Ended November 30, 2018 (Unaudited) (Continued)

ClearShares OCIO ETF
	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$972.90	$2.67	0.54%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.36	$2.74	0.54%

ClearShares Ultra-Short Maturity ETF
	Beginning Account Value July 10, 2018(b)	Ending Account Value November 30, 2018	Expenses Paid During the Period	Annualized Expense Ratio
Actual	$1,000.00	$1,007.20	$1.18(c)	0.30%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.56	$1.52(a)	0.30%

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 183/365 (to reflect the one-half year period).

(b)	Fund commencement.
(c)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 143/365, (to reflect the period).

ClearShares ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

ClearShares Ultra-Short Maturity ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 12, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between ClearShares LLC (the “Adviser”) and the Trust, on behalf of the ClearShares Ultra-Short Maturity ETF (for this section only, the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the cost of the services to be provided and the profits estimated to be realized by the Adviser and its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) any other financial benefits to the Adviser or their affiliates resulting from services rendered to the Fund.

Prior to the Meeting, representatives from the Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, a representative from the Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and other clients. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s CCO regarding his review of the Adviser’s compliance program and the Adviser’s experience managing another series of the Trust. The Board noted that it had

ClearShares ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

received confirmation from the Adviser that there had been no material changes to the Adviser’s responses to a detailed series of questions that was received at their prior Board meeting. They also noted that the series of questions included, among other things, information about the background and experience of the firm’s key personnel, its investment philosophy, and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations and monitoring the extent to which the Fund achieved its investment objective. The Board noted that the Adviser currently serves as the adviser to another series of the Trust.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that performance of the Fund, thus, was not a relevant factor in their deliberations.

Cost of Services Provided and Economies of Scale. The Board reviewed the estimated expense ratio for the Fund and compared it to the universe of Ultrashort and Short-Term Bond ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that the expense ratio for the Fund was higher than the median for the Category Peer Group. The Board further noted that those funds with significantly lower expense ratios were part of large fund families frequently engaged in price wars. The Board noted that the costs of such “peer” funds may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family. The Board determined that the Fund’s expense ratio was reasonable when compared to its closest competitors.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s estimated profitability with respect to the Fund. The Board determined that such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

ClearShares ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

ClearShares OCIO ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 12, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of an amendment (the “Amendment”) to the Investment Advisory Agreement (the “Advisory Agreement”) between ClearShares, LLC (the “Adviser”) and the Trust, on behalf of the ClearShares OCIO ETF (for this section only, the “Fund”).

Approval of the Amendment to the Advisory Agreement with the Adviser

The Board considered that the Amendment would lower the annual management fee for the Fund from 0.75% to 0.55% of the Fund’s average net assets. The Board also considered that the Adviser has been waiving 0.20% of the Fund’s 0.75% of management fee since the Fund’s inception and that the Amendment would effectively make such waiver permanent by lowering the management fee to 0.55% of the Fund’s average daily net assets. The Board noted that the Amendment would not change any other terms of the Advisory Agreement.

The Board noted that, because the reduced fee would match a waiver in effect since the Fund’s inception, the Amendment would not have any effect on the factors typically considered by the Board when approving advisory agreements. Specifically, the Amendment would not have any effect on the (i) nature, extent, and quality of services provided by the Adviser, (ii) the performance of the Fund, or (iii) the cost of services provided by the Adviser and economies of scale shares with Fund shareholders.

Based on a consideration of the information described above, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the Amendment to the Advisory Agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Amendment to the Advisory Agreement was in the best interests of the Fund and its shareholders.

ClearShares ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.clear-shares.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.clear-shares.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE TRUSTEES
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.clear-shares.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) NAV is available, without charge, on the Funds’ website at www.clear-shares.com.

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Adviser

ClearShares LLC
825 3rd Avenue, 31st Floor
New York, NY 10022

Distributor

Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

ClearShares OCIO ETF

Symbol – OCIO
CUSIP – 26922A727

ClearShares Ultra-Short Maturity ETF

Symbol – OPER
CUSIP – 26922A453

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

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(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/29/19

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/29/19

* Print the name and title of each signing officer under his or her signature.

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